Current Financial Assets	12 Months Ended
Dec. 31, 2022
Current Financial Assets
Current Financial Assets

8Current Financial Assets

During 2021, the Group entered into Convertible Promissory Note Agreements with total investment of USD 10 million (the “Notes”) With Zeelo LTD. The Notes are convertible, on the discretion of the issuing parties to number of shares, determined based on the specific scenarios outlined in the agreements. The acquisition transaction was announced on April 28, 2022 and expected to close on May 24, 2022. All pre-completion obligations were met, but following financial market volatility, the Group and Zeelo mutually agreed on July 29, 2022 to terminate the planned transaction and to waive the convertible note debt, accordingly notes were completely written off during 2022.

Break-up of the notes is following:

	Interest	2022	2021
		USD	USD
Investment A	1.08% p.a.	—	5,000,880
Investment B	0% p.a.	—	5,000,000
		—	10,000,880

The movement in current financial assets is as follows:

	2022	2021
	USD	USD
At 1 January	10,000,880	—
Additions	—	10,000,880
Impairment	(10,000,880)	—
At 31 December	—	10,000,880